Stock-Based Compensation - Additional Information (Details) $ / shares in Units, $ in Thousands			1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 22, 2026 USD ($) HOLDER shares	Jan. 01, 2026 shares	Aug. 31, 2024 $ / shares shares	Mar. 31, 2024	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options to purchase shares of common stock					5,945,000		5,945,000		4,234,000	3,818,000
Increamental non cash stock based compensation | $									$ 900
Aggregate shares of common stock					33,000		33,000		0	0
Unrecognized compensation cost related to outstanding time-based vesting | $					$ 0		$ 0		$ 9,200
Unrecognized compensation cost expected to be recognized over a weighted-average period									2 years 2 months 12 days
Weighted-average grant date per share fair value of options granted | $ / shares					$ 1.12	$ 0.89	$ 1.05	$ 1.89	$ 1.88	$ 7.19
Common stock reserved for future issuance					9,162,000		9,162,000		7,885,000	6,653,000
Stock-based compensation | $					$ 3,222	$ 1,693	$ 4,593	$ 3,490	$ 6,125	$ 7,516
Shares issued under ESPP					35,000	86,000
Expected term					5 years 3 months 18 days	5 years 10 months 24 days	5 years 10 months 24 days	5 years 10 months 24 days	5 years 10 months 24 days	6 years
Expected volatility					105.00%	105.00%	107.00%	105.00%	105.20%	90.80%
Risk-free interest rate					4.20%	4.00%	4.00%	4.40%	4.40%	3.90%
Total intrinsic value of stock options exercised | $							$ 14,000	$ 0
Options to Purchase Common Stock | Serapha Bio Inc [Member] | Merger Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation | $							2,000
Plan modification, number of accelerated vesting options to purchase shares of common shares	5,945,008
Plan modification, number of option holders affected | HOLDER	48
Incremental compensation cost resulting from extension of exercise period and acceleration of premium end date | $	$ 400
Expected term	9 months 18 days
Expected volatility	98.80%
Risk-free interest rate	4.00%
Expected dividend yield	0.00%
ESPP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation cost related to outstanding time-based vesting | $					$ 300		$ 300		$ 600
Unrecognized compensation cost expected to be recognized over a weighted-average period									1 year 3 months 18 days
Offering period				24 months
Purchase period				6 months
Percentage of fair market value of common stock purchase price				85.00%
Common stock reserved for future issuance					492,641		492,641
Stock-based compensation | $									$ 400	$ 500
Shares issued under ESPP							34,610	85,568	107,208	44,532
Percentage of outstanding common stock maximum				1.00%
ESPP | Subsequent Event
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized for issuance		678,991
Aggregate number of shares issued increased		224,072
Repriced Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options to purchase shares of common stock					2,208,476		2,208,476
Exercise price | $ / shares			$ 3.56
Increamental non cash stock based compensation | $									$ 200
Increamental non cash stock based compensation expense related unvested repriced options | $									700
Repriced Options | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options to purchase shares of common stock			3,484,346
Location, Statement of Income, Balance [Axis]: us-gaap:GeneralAndAdministrativeExpense
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation | $					$ 2,296	$ 1,051	$ 3,276	$ 2,133	3,989	$ 4,466
Location, Statement of Income, Balance [Axis]: us-gaap:GeneralAndAdministrativeExpense | Options to Purchase Common Stock | Serapha Bio Inc [Member] | Merger Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation | $					1,500		1,500
Location, Statement of Income, Balance [Axis]: us-gaap:GeneralAndAdministrativeExpense | Repriced Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Increamental non cash stock based compensation expense related unvested repriced options | $									200	100
Location, Statement of Income, Balance [Axis]: us-gaap:ResearchAndDevelopmentExpense
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation | $					$ 926	$ 642	1,317	$ 1,357	$ 2,136	$ 3,050
Location, Statement of Income, Balance [Axis]: us-gaap:ResearchAndDevelopmentExpense | Options to Purchase Common Stock | Serapha Bio Inc [Member] | Merger Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation | $							$ 500
2024 Incentive Award Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Term of the plan				10 years
Percentage of excise price				100.00%
Number of shares authorized for issuance					5,068,078		5,068,078		3,947,716
Number of shares remained available for grant					2,724,148		2,724,148		3,347,667
Aggregate number of shares issued increased		1,120,362
Percentage of outstanding common stock maximum				5.00%
2024 Incentive Award Plan | Subsequent Event
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized for issuance		5,068,078
Aggregate number of shares issued increased		1,120,362
2024 Incentive Award Plan | Options to Purchase Common Stock | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period				36 months
2024 Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Term of the plan				10 years
2024 Incentive Plan | Options to Purchase Common Stock | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period				48 months